Digital Currencies (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Digital Currencies [Abstract]
Digital currencies, fair value	$ 170,000,412	$ 57,499,720
Proceeds from sale of digital currencies	117,217,872	46,435,625
Digital currency sold	110,127,728	38,437,132
Gain on sale of digital currencies	$ 7,090,144	$ 7,998,493